Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued in respect of the securities registered by this Registration Statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. (2) This Registration Statement registers 5,000,000 additional shares of common stock, par value $0.0001 per share (the "Common Stock"), of Rockwell Medical, Inc. available for issuance under the Rockwell Medical, Inc. Amended and Restated 2018 Long Term Incentive Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.00 per share, which represents the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on August 7, 2025.